Commitments and Contingencies	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

The Company leases premises under various operating leases, certain of which contain escalation clauses. Rental expenses under operating leases included in the consolidated statements of comprehensive loss were $160, $175 and $177 for the years ended March 31, 2013, 2014 and 2015, respectively.

At March 31, 2015, the Company was obligated under operating leases requiring minimum rentals as follows:

Year ending March 31, 2016	$60
Year ending March 31, 2017	9
Total minimum lease payments	$69

We have non-cancellable agreements to lease our factory buildings to tenants under operating lease, which provide for payments through 2016. At March 31, 2015, the minimum future rental income to be received is as follows:

Year ending March 31, 2016	$219
Total minimum future rental income	$219

At March 31, 2015, the Company had capital commitments for purchase of plant and machinery, and leasehold improvement totaling $30, which are expected to be disbursed during the year ending March 31, 2016.